Profit/(loss) from non-controlling interests	12 Months Ended
Dec. 31, 2024
Noncontrolling interests [Abstract]
Disclosure of non-controlling interests [text block]
NOTES ON PROFIT/(LOSS) FROM NON-CONTROLLING INTERESTS, NET PROFIT/(LOSS) AND EARNINGS PER SHARE
2.9 PROFIT/(LOSS) FROM NON-CONTROLLING INTERESTS
In 2024, 2023 and 2022 profit/(loss) attributed to non-controlling interests amounted to EUR -251 million, EUR -170 million and EUR -117 million, respectively.
These figures relate to the profits obtained by Group companies attributable to the company’s other shareholders. The positive figures relate to loss-making companies and the negative figures relate to profit-making companies.

(Million euro)	2024	2023	2022	NON-GROUP
Budimex Group	(77)	(83)	(60)	49.86%
Autop.Terrasa Manresa, S.A.	(8)	(8)	19	23.72%
LBJ Infraestructure Group	(28)	(20)	(9)	45.40%
NTE Mobility Partners	(59)	(60)	(47)	37.03%
NTE Mobility Partners Segments 3 LLC	(60)	(41)	(33)	46.33%
FAM Construction LLC	9	34	26	30.00%
D4R7 Construction S.R.O.	3	(1)	2	35.00%
I-77 Mobility Partners	(9)	(12)	(6)	27.77%
I-66 Mobility Partners	3	16	10	44.30%
Yda Havalimani Yatrim Ve (Dalaman)	(24)	7	(8)	40.00%
Webber United LLC	—	1	—	40.00%
Other companies	(2)	(3)	(11)	—%
TOTAL	(251)	(170)	(117)	—%